CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net (Loss) Income	$ (9,312,547)	$ 17,785,747	$ (11,006,794)	$ 35,948,698
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	203,273	25,664	426,440	23,780
Impairment of long-lived assets			99,519	0
Impairment of goodwill			188,069	0
Amortization of operating lease right-of-use assets	18,887	0
Stock compensation expense	787,458	103,194	3,006,203	0
Loss on extinguishment of debt	403,214	0	16,000	0
Changes in fair value of contingent purchase consideration	0	(19,545,097)	(18,587,782)	(39,027,901)
Amortization of debt discount	2,065,835	0	3,121,569	0
Non-cash interest expense from issuance on debt (derivative)			959,976	0
Change in fair value of derivative liabilities - convertible notes	(1,131,156)	0	988,267	0
Change in fair value of derivative liabilities - convertible warrants	(66,456)	0	(28,215)	0
Change in fair value of derivative liabilities - downside protection	3,033,820	0	(3,085,502)	0
Bad debt expense	10,981	0	3,252,439	0
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	4,024	721	(750,241)	(33,555)
Inventory	(98,184)	242,235	1,126,424	(2,040)
Accounts payable and accrued expenses	2,366,230	1,006,344	9,285,221	872,164
Accrued interest on notes receivable			1,387,763	0
Loans from related parties	52,912	0
Other current assets	(163,596)	24,605	49,248	(74,360)
Other current liabilities	(18,500)	0
Other assets, net			(22,797)	0
Net cash used in operating activities	(1,843,805)	(356,587)	(9,574,193)	(2,293,214)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,451)	(6,168)	(289,917)	(8,552)
Purchase of intangible assets			(26,487)	0
Disposal of property and equipment			292,681	0
Disposal of intangible assets			62,091	0
Cash received in acquisition of a business, net of cash paid	49,305	1,052,537	2,280,425	0
Net cash provided by (used in) investing activities	44,854	1,046,369	2,318,793	(8,552)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan proceeds from related party			230,441	126,101
Payment of notes payable	(935,731)	0	(51,625)	0
Proceeds from note payable	2,976,745	534,940	6,329,910	0
Investment in subsidiary by noncontrolling interest	0	91,027	0	327,593
Net cash provided by financing activities	2,041,014	625,967	6,508,726	453,694
Effects of currency translation on cash and cash equivalents	(294)	1,626	(1,206)	15,272
Net increase (decrease) in cash and cash equivalents	241,769	1,317,375	(747,880)	(1,832,800)
Cash and cash equivalents, beginning of period	298,485	1,046,365	1,046,365	2,879,165
Cash and cash equivalents, end of period	540,254	2,363,740	298,485	1,046,365
Supplemental Disclosure of Cash Flow Information
Antigen dividend			0	320,000
Conversion of HDS debt and issuance of call option			14,056,113	0
Conversion of debt to equity			8,257,918	0
Exercise of call option			1,385,730	0
Issuance of warrants			5,592,244	0
Acquisition of Olaregen stock through issuance of common stock			2,000,000	0
Acquisition of Veneto through issuance of debt			0	0
Acquisition of Regentys through issuance of debt			0	0
Acquisition of Olaregen through issuance of debt			$ 0	$ 0
Reduction of derivative liabilities	1,911,487	0
Discount on derivative liability upon issuance of debt	1,052,349	0
Issuance of common stock for conversion of debt	1,694,851	0
Recording of Right of Use Asset and Liability	116,440	0
Increase common stock payable	14,500	0
Issuance of shares-common stock payable	921,895	0
Note payable issued for acquisition of a business	$ 0	$ 15,000,000